Other financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Other financial assets
Other current financial assets	€ 4,308	€ 254
Other non-current financial assets	1,885	1,008
Financing receivables held for operating and non operating purpose
Other financial assets
Other current financial assets	4,308	254
Other non-current financial assets	1,832	953
Financing receivables held for operating purposes
Other financial assets
Other current financial assets	56	51
Other non-current financial assets	1,832	953
Long-term financing receivables held for operating purposes
Other financial assets
Other current financial assets	17	29
Other non-current financial assets	1,832	953
Short-term financing receivables held for operating purposes
Other financial assets
Other current financial assets	39	22
Financing receivables held for non operating purpose
Other financial assets
Other current financial assets	4,252	203
Securities held for operating purposes
Other financial assets
Other non-current financial assets	€ 53	€ 55